Operations and Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Roll Forward]
Goodwill Beginning of Period	$ 632.7	$ 634.0	$ 587.0
Goodwill, Acquired During Period	605.7	26.8
Goodwill Adjustments Related To Income Taxes	(9.1)	(8.6)	(9.2)
Goodwill Adjustments Related To Income Taxes	9.1	8.6	9.2
Goodwill, Translation Adjustments	(34.8)	(19.5)	56.2
Goodwill End of Period	1,194.5	632.7	634.0
Finite-Lived Intangible Assets, Useful Life, Minimum	5
Finite-Lived Intangible Assets, Useful Life, Maximum	45
Amortization of intangibles	21.6	18.4	18.0
Future Amortization Expense, Year One	48.7
Future Amortization Expense, Year Two	48.7
Future Amortization Expense, Year Three	40.2
Future Amortization Expense, Year Four	40.2
Future Amortization Expense, Year Five	39.0
Number Of Countries Where Products Sold	140
Finite-Lived Intangible Assets, Gross	723.8	214.1	191.0
Finite-lived Intangible Assets Acquired During Period	520.8	26.7
Finite Lived Intangible Assets Foreign Currency Translation	(11.1)	(3.6)
Finite Lived Intangible Assets, Accumulated Amortization, Foreign Currency Translation	(8.0)	(2.8)
Finite-Lived Intangible Assets, Accumulated Amortization	148.7	135.1	119.5
North America [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	3.1	3.1	3.1
Goodwill, Acquired During Period	412.8	0
Goodwill Adjustments Related To Income Taxes	0	0	0
Goodwill, Translation Adjustments	0	0	0
Goodwill End of Period	415.9	3.1	3.1
South America [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	196.7	187.2	141.6
Goodwill, Acquired During Period	38.3	0
Goodwill Adjustments Related To Income Taxes	0	0	0
Goodwill, Translation Adjustments	(22.8)	9.5	45.6
Goodwill End of Period	212.2	196.7	187.2
Europe/ Africa/ Middle East [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	432.9	443.7	442.3
Goodwill, Acquired During Period	66.3	26.8
Goodwill Adjustments Related To Income Taxes	(9.1)	(8.6)	(9.2)
Goodwill, Translation Adjustments	(12.3)	(29.0)	10.6
Goodwill End of Period	477.8	432.9	443.7
Rest of World [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	0	0	0
Goodwill, Acquired During Period	88.3	0
Goodwill Adjustments Related To Income Taxes	0	0	0
Goodwill, Translation Adjustments	0.3	0	0
Goodwill End of Period	88.6	0	0
Customer Relationships [Member]
Goodwill [Roll Forward]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13
Amortization of intangibles	18.2	10.7
Finite-Lived Intangible Assets, Gross	511.4	124.9	103.3
Finite-lived Intangible Assets Acquired During Period	396.1	21.9
Finite Lived Intangible Assets Foreign Currency Translation	(9.6)	(0.3)
Finite Lived Intangible Assets, Accumulated Amortization, Foreign Currency Translation	(6.6)	(0.1)
Finite-Lived Intangible Assets, Accumulated Amortization	85.3	73.7	63.1
Technology and Patents [Member]
Goodwill [Roll Forward]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	13
Amortization of intangibles	1.3	6.6
Finite-Lived Intangible Assets, Gross	85.7	50.8	54.3
Finite-lived Intangible Assets Acquired During Period	36.5	0
Finite Lived Intangible Assets Foreign Currency Translation	(1.6)	(3.5)
Finite Lived Intangible Assets, Accumulated Amortization, Foreign Currency Translation	(1.4)	(2.7)
Finite-Lived Intangible Assets, Accumulated Amortization	50.3	50.4	46.5
Tradenames And Trademarks [Member]
Goodwill [Roll Forward]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	21
Amortization of intangibles	2.1	1.1
Finite-Lived Intangible Assets, Gross	118.1	38.4	33.4
Finite-lived Intangible Assets Acquired During Period	79.7	4.8
Finite Lived Intangible Assets Foreign Currency Translation	0	0.2
Finite Lived Intangible Assets, Accumulated Amortization, Foreign Currency Translation	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	13.1	11.0	9.9
Land Use Rights [Member]
Goodwill [Roll Forward]
Finite-Lived Intangible Assets, Weighted-Average Useful Life	45
Amortization of intangibles	0	0
Finite-Lived Intangible Assets, Gross	8.6	0	0
Finite-lived Intangible Assets Acquired During Period	8.5	0
Finite Lived Intangible Assets Foreign Currency Translation	0.1	0
Finite Lived Intangible Assets, Accumulated Amortization, Foreign Currency Translation	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	0	0	0
Tradenames And Trademarks [Member]
Goodwill [Roll Forward]
Indefinite-lived Intangible Assets	91.4	92.6	95.3
Indefinite-lived Intangible Assets, Translation and Purchase Accounting Adjustments	$ (1.2)	$ (2.7)
Massey Ferguson [Member]
Goodwill [Roll Forward]
Number Of Countries Where Products Sold	140
Valtra Brand [Member]
Goodwill [Roll Forward]
Number Of Countries Where Products Sold	50